COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2025	Sep. 30, 2025
Notes and other explanatory information [abstract]
Security deposit	$ 200,351
Long-term commitments		$ 7,774